Options and Warrants - Warrant Activity (Detail) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Number of Shares, Outstanding at beginning of period	3,596,625	3,662,954	380,814
Outstanding Aggregate Intrinsic Value, Beginning of period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Warrants, Granted		0	3,311,128
Warrants, Exercised		(14,501)	(1,103)
Warrants, Forfeited and canceled	(127,894)	(51,828)	(27,885)
Number of Shares, Outstanding at end of period	3,468,731	3,596,625	3,662,954	380,814
Number of Shares, Exercisable at end of period	3,468,731				3,596,625	3,662,954
Weighted average exercise price, Outstanding at beginning of period	$ 12.39	$ 6.30	$ 29.92
Warrants, Granted			4.16
Warrants, Exercised		4.00	4.00
Warrants, Forfeited and canceled	12.72	83.52	74.96
Number of Shares, Outstanding at end of period	12.38	$ 12.39	$ 6.30	$ 29.92
Number of Shares, Exercisable at end of period	$ 12.38				$ 12.39	$ 6.30
Outstanding Aggregate Intrinsic Value, Beginning of period	$ 0	$ 0	$ 0
Weighted Average Remaining Contract Term, Outstanding	1 year	1 year 2 months 16 days	2 years 2 months 1 day	2 years 2 months 16 days
Aggregate Intrinsic Value Granted			$ 0
Weighted Average Remaining Contract Term, Exercisable	1 year	1 year 2 months 16 days	2 years 2 months 1 day
Aggregate Intrinsic Value Exercised		$ 0	$ 0
Weighted Average Remaining Contract Term, Outstanding	1 year	1 year 2 months 16 days	2 years 2 months 1 day	2 years 2 months 16 days
Forfeited and canceled			$ 0
Outstanding Aggregate Intrinsic Value, End of period		$ 0	0	$ 0
Exercisable Aggregate Intrinsic Value		$ 0	$ 0